Commitments and Contingencies - Financial instruments with off-Balance Sheet credit risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Commitments To Extend Credit | Credit card
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	$ 5,382,089	$ 5,226,660
Commitments To Extend Credit | Commercial and construction lines of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	3,830,601	3,805,459
Commitments To Extend Credit | Other consumer unused credit commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	250,229	257,312
Commercial Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	3,260	1,864
Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	27,848	22,266
Commitments to originate or fund mortgage loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments To Extend Credit	$ 95,372	$ 96,786